Average Annual Total Returns - SA International Index Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) Since Inception
Total	7.58%	7.45%	Feb. 06, 2017	7.36%	7.18%	Feb. 06, 2017	7.82%	8.41%